Vanguard® High Dividend Yield Index Fund
Schedule of Investments (unaudited)
As of July 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Common Stocks (99.6%)
Basic Materials (2.0%)
Air Products and Chemicals Inc.	901,089	237,752
Newmont Corp.	4,671,155	229,214
Fastenal Co.	2,317,261	163,946
LyondellBasell Industries NV Class A	1,051,190	104,551
International Flavors & Fragrances Inc.	1,033,374	102,800
Reliance Inc.	232,063	70,677
International Paper Co.	1,407,672	65,429
CF Industries Holdings Inc.	762,880	58,276
Celanese Corp.	358,199	50,560
Eastman Chemical Co.	475,996	49,185
Mosaic Co.	1,302,995	38,790
Southern Copper Corp.	350,137	37,328
FMC Corp.	506,940	29,585
Carpenter Technology Corp.	192,629	28,099
Balchem Corp.	131,015	23,250
Cabot Corp.	218,904	21,954
Avient Corp.	363,832	16,460
Huntsman Corp.	672,111	16,084
Chemours Co.	602,968	14,574
Scotts Miracle-Gro Co.	174,561	13,720
Sensient Technologies Corp.	169,449	13,225
Sylvamo Corp.	144,145	10,625
Tronox Holdings plc	487,581	7,879
Kaiser Aluminum Corp.	64,165	5,049
Mativ Holdings Inc.	215,930	4,122
		1,413,134
Consumer Discretionary (9.6%)
Home Depot Inc.	4,021,870	1,480,692
Walmart Inc.	17,606,057	1,208,480
McDonald's Corp.	2,921,569	775,384
Lowe's Cos. Inc.	2,322,614	570,225
Starbucks Corp.	4,597,551	358,379
Target Corp.	1,877,589	282,408
Ford Motor Co.	15,937,892	172,448
Yum! Brands Inc.	1,140,158	151,447
eBay Inc.	2,045,060	113,726
Garmin Ltd.	625,894	107,184
Estee Lauder Cos. Inc. Class A	931,716	92,808
Genuine Parts Co.	560,964	82,523
Williams-Sonoma Inc.	513,567	79,439
Omnicom Group Inc.	781,186	76,588
Best Buy Co. Inc.	870,785	75,340
Darden Restaurants Inc.	480,226	70,252
Southwest Airlines Co.	2,408,854	64,895
Dick's Sporting Goods Inc.	228,858	49,513
Interpublic Group of Cos. Inc.	1,536,183	49,419
LKQ Corp.	1,081,529	44,883
Tapestry Inc.	930,857	37,318
Hasbro Inc.	566,636	36,525
Fox Corp. Class A	946,795	36,016
Bath & Body Works Inc.	903,015	33,186
H&R Block Inc.	565,371	32,758
Autoliv Inc.	293,519	29,687
Vail Resorts Inc.	155,428	28,289
Lear Corp.	230,395	28,117
Ralph Lauren Corp.	156,980	27,564
Wyndham Hotels & Resorts Inc.	319,569	24,198
VF Corp.	1,421,753	24,113
Nexstar Media Group Inc. Class A	127,087	23,484
Whirlpool Corp.	214,015	21,823
Paramount Global Class B	1,815,004	20,727
Macy's Inc.	1,117,764	19,315

		Shares	Market Value ($000)
	Gap Inc.	817,384	19,192
	Fox Corp. Class B	541,230	19,176
	Harley-Davidson Inc.	493,531	18,507
	Polaris Inc.	213,098	17,747
	Kontoor Brands Inc.	226,787	15,909
	Advance Auto Parts Inc.	240,856	15,253
	Newell Brands Inc.	1,692,068	14,535
	Steven Madden Ltd.	290,611	13,176
	Penske Automotive Group Inc.	75,198	13,093
	Travel + Leisure Co.	278,174	12,821
	Marriott Vacations Worldwide Corp.	142,013	12,012
	Wendy's Co.	704,198	11,922
	LCI Industries	99,392	11,598
	TEGNA Inc.	715,497	11,398
	Red Rock Resorts Inc. Class A	199,011	11,344
	International Game Technology plc	460,922	10,818
	HNI Corp.	193,247	10,619
	Kohl's Corp.	448,133	9,707
	Nordstrom Inc.	408,302	9,322
	Strategic Education Inc.	88,433	9,321
	Carter's Inc.	145,769	8,826
	MillerKnoll Inc.	283,712	8,801
	Upbound Group Inc.	215,147	8,118
	Phinia Inc.	181,357	8,107
	La-Z-Boy Inc.	174,737	7,713
	Cheesecake Factory Inc.	192,187	7,474
	Winnebago Industries Inc.	114,305	7,146
	Leggett & Platt Inc.	537,493	7,079
	John Wiley & Sons Inc. Class A	144,781	6,913
	Bloomin' Brands Inc.	320,702	6,687
	Dana Inc.	524,467	6,666
	Worthington Enterprises Inc.	130,284	6,503
	Oxford Industries Inc.	60,274	6,349
	Papa John's International Inc.	132,376	5,855
	Steelcase Inc. Class A	372,659	5,400
	Buckle Inc.	122,917	5,309
	Dillard's Inc. Class A	12,488	4,978
	Jack in the Box Inc.	79,312	4,714
[1]	Cracker Barrel Old Country Store Inc.	88,772	4,068
	Monro Inc.	119,355	3,679
	Allegiant Travel Co.	63,620	3,567
	Matthews International Corp. Class A	119,537	3,461
*	Liberty Media Corp.-Liberty SiriusXM Class A	141,132	3,192
	Sturm Ruger & Co. Inc.	70,480	3,179
	Scholastic Corp.	93,647	2,934
[1]	Guess? Inc.	112,409	2,703
[1]	Sirius XM Holdings Inc.	757,812	2,614
	Gray Television Inc.	339,777	2,185
*	Liberty Media Corp.-Liberty SiriusXM	64,075	1,442
			6,752,285
Consumer Staples (10.9%)
	Procter & Gamble Co.	9,572,096	1,538,810
	Coca-Cola Co.	15,753,707	1,051,402
	PepsiCo Inc.	5,576,213	962,845
	Philip Morris International Inc.	6,305,179	726,104
	Mondelez International Inc. Class A	5,426,631	370,910
	Altria Group Inc.	6,959,774	341,099
	Colgate-Palmolive Co.	3,298,529	327,181
	CVS Health Corp.	5,119,605	308,866
	Kimberly-Clark Corp.	1,360,624	183,752
	Sysco Corp.	2,016,205	154,542
	General Mills Inc.	2,287,089	153,555
	Keurig Dr Pepper Inc.	4,289,004	147,027
	Kroger Co.	2,684,670	146,315
	Kraft Heinz Co.	3,596,167	126,621
	Archer-Daniels-Midland Co.	1,994,990	123,709
	Hershey Co.	597,115	117,918
	McCormick & Co. Inc. (Non-Voting)	1,016,363	78,270
	Tyson Foods Inc. Class A	1,145,352	69,752

		Shares	Market Value ($000)
	Kellanova	1,067,544	62,078
	Coca-Cola Europacific Partners plc	826,353	60,960
	Bunge Global SA	573,043	60,301
	Conagra Brands Inc.	1,920,425	58,227
	Clorox Co.	397,669	52,465
	J M Smucker Co.	420,291	49,573
	Molson Coors Beverage Co. Class B	710,232	37,536
	Hormel Foods Corp.	1,163,386	37,356
	Campbell Soup Co.	783,743	36,726
	Walgreens Boots Alliance Inc.	2,913,886	34,588
	Albertsons Cos. Inc. Class A	1,709,417	33,898
	Ingredion Inc.	267,319	33,247
	Flowers Foods Inc.	762,297	17,167
	Lancaster Colony Corp.	78,587	15,172
	Cal-Maine Foods Inc.	165,107	11,817
	J & J Snack Foods Corp.	62,653	10,570
	Nomad Foods Ltd.	547,166	10,456
	Spectrum Brands Holdings Inc.	119,300	10,094
	Energizer Holdings Inc.	290,062	8,931
	Vector Group Ltd.	584,824	7,474
	Reynolds Consumer Products Inc.	222,138	6,180
	Universal Corp.	96,981	5,181
	Weis Markets Inc.	66,300	5,002
	WK Kellogg Co.	263,593	4,639
	Fresh Del Monte Produce Inc.	137,060	3,433
	Nu Skin Enterprises Inc. Class A	200,619	2,251
			7,604,000
Energy (10.2%)
	Exxon Mobil Corp.	18,203,182	2,158,715
	Chevron Corp.	6,776,735	1,087,463
	ConocoPhillips	4,755,300	528,789
	EOG Resources Inc.	2,329,240	295,348
	Schlumberger NV	5,800,380	280,100
	Marathon Petroleum Corp.	1,429,789	253,101
	Phillips 66	1,720,022	250,229
	Valero Energy Corp.	1,319,535	213,395
	Williams Cos. Inc.	4,925,674	211,508
	ONEOK Inc.	2,360,992	196,741
	Kinder Morgan Inc.	7,843,680	165,737
	Baker Hughes Co.	4,037,180	156,320
	Diamondback Energy Inc.	719,017	145,464
	Halliburton Co.	3,561,700	123,520
	Targa Resources Corp.	888,291	120,168
	Devon Energy Corp.	2,543,535	119,622
	EQT Corp.	2,388,537	82,428
	Coterra Energy Inc.	2,993,196	77,224
	Marathon Oil Corp.	2,302,072	64,573
	Ovintiv Inc.	1,091,484	50,689
	APA Corp.	1,454,874	45,378
	Chord Energy Corp.	252,402	43,327
[1]	Chesapeake Energy Corp.	534,504	40,799
	Permian Resources Corp.	2,557,375	39,230
	HF Sinclair Corp.	659,624	33,951
	Range Resources Corp.	965,544	30,154
	DT Midstream Inc.	393,646	29,665
	Civitas Resources Inc.	407,181	28,405
	Murphy Oil Corp.	585,098	24,211
	Noble Corp. plc	462,165	21,823
	Antero Midstream Corp.	1,375,398	19,751
	Magnolia Oil & Gas Corp. Class A	698,474	19,026
	Patterson-UTI Energy Inc.	1,614,900	17,748
	Northern Oil & Gas Inc.	401,861	17,356
	PBF Energy Inc. Class A	419,847	17,109
	Helmerich & Payne Inc.	391,782	15,836
	California Resources Corp.	280,498	14,429
	Golar LNG Ltd.	398,783	13,918
	Archrock Inc.	623,874	12,933
	Peabody Energy Corp.	517,956	11,504
	Arch Resources Inc.	70,307	10,304

		Shares	Market Value ($000)
	World Kinect Corp.	240,656	6,722
	Delek US Holdings Inc.	255,327	6,072
[1]	New Fortress Energy Inc.	262,725	5,186
	CVR Energy Inc.	138,763	3,969
			7,109,940
Financials (21.1%)
	JPMorgan Chase & Co.	11,623,353	2,473,450
	Bank of America Corp.	27,533,132	1,109,861
	Wells Fargo & Co.	14,216,066	843,581
	Goldman Sachs Group Inc.	1,278,879	650,988
	BlackRock Inc.	599,012	525,034
	Progressive Corp.	2,371,830	507,856
	Citigroup Inc.	7,771,082	504,188
	Morgan Stanley	4,708,683	485,983
	Chubb Ltd.	1,642,151	452,675
	Blackstone Inc.	2,895,812	411,640
	PNC Financial Services Group Inc.	1,610,401	291,644
	CME Group Inc.	1,456,654	282,168
	Apollo Global Management Inc.	2,111,478	264,589
	US Bancorp	5,509,756	247,278
	Truist Financial Corp.	5,414,369	241,968
	Aflac Inc.	2,315,862	220,887
	American International Group Inc.	2,727,772	216,121
	Travelers Cos. Inc.	925,524	200,320
	Bank of New York Mellon Corp.	3,031,011	197,228
	MetLife Inc.	2,412,803	185,424
	Prudential Financial Inc.	1,459,573	182,914
	Allstate Corp.	1,063,555	181,996
	Ameriprise Financial Inc.	405,680	174,471
	Discover Financial Services	1,010,986	145,572
	Hartford Financial Services Group Inc.	1,201,287	133,247
	Fifth Third Bancorp	2,751,540	116,500
	M&T Bank Corp.	670,186	115,386
	Ares Management Corp. Class A	721,221	110,491
	State Street Corp.	1,217,179	103,424
	T. Rowe Price Group Inc.	885,988	101,189
	Huntington Bancshares Inc.	5,811,016	86,875
	Regions Financial Corp.	3,697,662	82,717
	Cincinnati Financial Corp.	617,788	80,695
	Citizens Financial Group Inc.	1,833,650	78,242
	Principal Financial Group Inc.	940,893	76,692
	Northern Trust Corp.	821,986	72,869
	W R Berkley Corp.	1,252,731	69,063
	Everest Group Ltd.	175,331	68,882
	Reinsurance Group of America Inc.	267,496	60,302
	KeyCorp	3,717,875	59,969
	Fidelity National Financial Inc.	1,053,951	58,399
	Equitable Holdings Inc.	1,313,925	57,300
	Ally Financial Inc.	1,117,940	50,318
	East West Bancorp Inc.	552,369	48,548
	Credicorp Ltd.	276,644	47,207
	Unum Group	773,611	44,506
	Carlyle Group Inc.	891,756	44,356
	Jefferies Financial Group Inc.	720,197	42,110
	American Financial Group Inc.	287,744	37,683
	First Horizon Corp.	2,224,871	37,222
	Assurant Inc.	211,765	37,031
	Evercore Inc. Class A	146,065	36,573
	Stifel Financial Corp.	404,189	35,839
	Old Republic International Corp.	1,026,185	35,527
	Western Alliance Bancorp	438,726	35,300
	Webster Financial Corp.	678,852	33,685
	Houlihan Lokey Inc. Class A	209,462	31,472
	Commerce Bancshares Inc.	483,309	31,275
	Corebridge Financial Inc.	1,042,061	30,793
	Zions Bancorp NA	590,114	30,491
	SouthState Corp.	306,415	30,326
	Voya Financial Inc.	412,934	30,033
	Popular Inc.	290,828	29,848

	Shares	Market Value ($000)
Comerica Inc.	526,259	28,844
XP Inc. Class A	1,661,994	28,437
Cullen/Frost Bankers Inc.	240,147	28,112
Synovus Financial Corp.	595,778	27,853
Jackson Financial Inc. Class A	308,441	27,161
MGIC Investment Corp.	1,086,832	26,997
Franklin Resources Inc.	1,161,663	26,567
Prosperity Bancshares Inc.	366,277	26,562
Essent Group Ltd.	421,994	26,518
Old National Bancorp	1,275,235	25,530
RLI Corp.	168,784	25,417
Invesco Ltd.	1,454,280	25,101
First American Financial Corp.	406,443	24,622
Cadence Bank	733,223	24,101
Axis Capital Holdings Ltd.	315,300	23,884
OneMain Holdings Inc.	455,991	23,830
Lincoln National Corp.	696,029	23,178
Radian Group Inc.	607,484	22,538
FNB Corp.	1,450,453	22,250
Columbia Banking System Inc.	843,273	22,060
Lazard Inc.	443,977	21,830
Home BancShares Inc.	759,976	21,530
United Bankshares Inc.	537,406	20,921
Glacier Bancorp Inc.	462,012	20,657
Bank OZK	432,021	20,257
First Financial Bankshares Inc.	524,827	20,185
SLM Corp.	888,892	20,169
Hanover Insurance Group Inc.	143,921	19,788
Janus Henderson Group plc	526,850	19,615
Moelis & Co. Class A	286,380	19,474
Hancock Whitney Corp.	349,178	19,110
Piper Sandler Cos.	69,805	19,076
UMB Financial Corp.	182,452	18,614
Assured Guaranty Ltd.	216,013	17,793
FirstCash Holdings Inc.	158,304	17,667
TPG Inc. Class A	342,017	17,439
ServisFirst Bancshares Inc.	205,109	16,458
Kemper Corp.	244,146	15,640
CNO Financial Group Inc.	436,199	15,206
United Community Banks Inc.	487,555	15,090
Atlantic Union Bankshares Corp.	356,970	14,739
International Bancshares Corp.	216,424	14,596
Valley National Bancorp	1,737,034	14,591
First Bancorp	671,900	14,412
Fulton Financial Corp.	726,659	14,075
Walker & Dunlop Inc.	131,448	14,052
Associated Banc-Corp	609,278	14,001
Community Financial System Inc.	214,296	13,218
First Hawaiian Inc.	516,027	12,921
Eastern Bankshares Inc.	776,089	12,914
Cathay General Bancorp	279,759	12,399
BankUnited Inc.	299,253	11,527
Artisan Partners Asset Management Inc. Class A	255,812	11,297
Independent Bank Corp.	170,893	10,963
Bank of Hawaii Corp.	157,791	10,823
New York Community Bancorp Inc.	1,026,956	10,804
Simmons First National Corp. Class A	499,482	10,754
First Financial Bancorp	379,206	10,375
Pacific Premier Bancorp Inc.	381,733	10,330
Park National Corp.	57,721	10,214
CVB Financial Corp.	535,429	10,205
First Interstate BancSystem Inc. Class A	319,545	10,088
WaFd Inc.	273,256	9,725
First Merchants Corp.	237,901	9,599
Cohen & Steers Inc.	111,719	9,588
BOK Financial Corp.	92,763	9,540
Seacoast Banking Corp. of Florida	339,168	9,442
Towne Bank	282,530	9,391
Provident Financial Services Inc.	504,159	9,347
Heartland Financial USA Inc.	170,182	9,278

	Shares	Market Value ($000)
NBT Bancorp Inc.	184,410	9,040
Virtu Financial Inc. Class A	329,276	8,996
BancFirst Corp.	81,371	8,742
Independent Bank Group Inc.	145,407	8,588
Trustmark Corp.	244,958	8,507
Banner Corp.	137,808	8,161
Renasant Corp.	222,145	7,640
WesBanco Inc.	232,140	7,401
First Commonwealth Financial Corp.	407,784	7,373
Northwest Bancshares Inc.	513,070	7,203
City Holding Co.	58,973	7,189
Bank of NT Butterfield & Son Ltd.	185,418	7,109
S&T Bancorp Inc.	153,523	6,813
WisdomTree Inc.	553,233	6,606
Mercury General Corp.	107,835	6,456
Stock Yards Bancorp Inc.	102,354	6,368
Virtus Investment Partners Inc.	27,475	6,209
Hilltop Holdings Inc.	188,078	6,205
Hope Bancorp Inc.	464,489	6,113
Horace Mann Educators Corp.	165,331	5,715
Westamerica Bancorp	104,299	5,628
Navient Corp.	335,286	5,502
Sandy Spring Bancorp Inc.	176,471	5,405
Employers Holdings Inc.	103,292	4,959
Safety Insurance Group Inc.	57,877	4,951
Berkshire Hills Bancorp Inc.	175,048	4,831
1st Source Corp.	75,737	4,813
CNA Financial Corp.	89,130	4,382
Brookline Bancorp Inc.	351,350	3,686
F&G Annuities & Life Inc.	79,514	3,429
Capitol Federal Financial Inc.	505,203	3,193
TFS Financial Corp.	203,091	2,754
Republic Bancorp Inc. Class A	33,927	2,226
		14,743,703
Health Care (11.7%)
Johnson & Johnson	9,783,702	1,544,357
AbbVie Inc.	7,186,447	1,331,792
Merck & Co. Inc.	10,284,191	1,163,451
Abbott Laboratories	7,014,409	743,107
Amgen Inc.	2,174,224	722,864
Pfizer Inc.	22,986,886	702,020
Medtronic plc	5,392,720	433,143
Cigna Group	1,130,973	394,336
Bristol-Myers Squibb Co.	8,229,059	391,374
Gilead Sciences Inc.	5,064,078	385,174
Cardinal Health Inc.	985,693	99,387
Baxter International Inc.	2,055,447	73,626
Quest Diagnostics Inc.	447,433	63,670
Viatris Inc.	4,831,322	58,266
Royalty Pharma plc Class A	1,594,315	44,912
Organon & Co.	1,054,848	23,059
Select Medical Holdings Corp.	432,878	17,211
Perrigo Co. plc	549,130	15,524
Premier Inc. Class A	481,014	10,092
Patterson Cos. Inc.	321,396	8,115
Embecta Corp.	232,475	3,643
		8,229,123
Industrials (12.6%)
Caterpillar Inc.	1,983,054	686,533
RTX Corp.	5,393,172	633,644
Union Pacific Corp.	2,473,955	610,399
Honeywell International Inc.	2,642,253	541,001
Eaton Corp. plc	1,619,708	493,671
Lockheed Martin Corp.	866,308	469,470
Automatic Data Processing Inc.	1,668,058	438,065
United Parcel Service Inc. Class B	2,957,726	385,599
General Dynamics Corp.	1,107,771	330,902
Illinois Tool Works Inc.	1,199,447	296,599
3M Co.	2,236,679	285,288

	Shares	Market Value ($000)
FedEx Corp.	918,464	277,606
Emerson Electric Co.	2,315,549	271,174
Norfolk Southern Corp.	914,161	228,138
PACCAR Inc.	2,089,461	206,146
Johnson Controls International plc	2,755,870	197,155
Fidelity National Information Services Inc.	2,273,082	174,641
L3Harris Technologies Inc.	765,663	173,721
Paychex Inc.	1,300,979	166,551
Cummins Inc.	552,776	161,300
Dow Inc.	2,844,120	154,919
DuPont de Nemours Inc.	1,690,316	141,479
Rockwell Automation Inc.	464,061	129,311
PPG Industries Inc.	944,190	119,893
Hubbell Inc. Class B	217,720	86,141
Synchrony Financial	1,615,751	82,064
Packaging Corp. of America	356,418	71,237
Watsco Inc.	139,347	68,209
Stanley Black & Decker Inc.	618,153	65,289
RPM International Inc.	512,074	62,197
Snap-on Inc.	208,118	59,736
nVent Electric plc	664,195	48,241
Huntington Ingalls Industries Inc.	160,840	45,032
FTAI Aviation Ltd.	401,409	44,737
CH Robinson Worldwide Inc.	467,074	41,593
CNH Industrial NV	3,555,317	37,864
Berry Global Group Inc.	470,774	30,939
Oshkosh Corp.	264,441	28,732
Robert Half Inc.	413,914	26,569
Flowserve Corp.	523,740	26,475
Ryder System Inc.	175,094	24,541
AGCO Corp.	253,999	23,983
Sealed Air Corp.	592,922	22,561
MDU Resources Group Inc.	833,623	22,458
Brunswick Corp.	273,433	22,271
Sonoco Products Co.	396,712	21,391
Air Lease Corp. Class A	427,321	21,204
GATX Corp.	140,365	19,581
MSC Industrial Direct Co. Inc. Class A	187,604	16,687
Western Union Co.	1,378,793	16,394
Otter Tail Corp.	166,096	16,098
Korn Ferry	209,935	15,476
Insperity Inc.	146,692	15,068
ManpowerGroup Inc.	192,502	14,742
Scorpio Tankers Inc.	187,979	14,414
ABM Industries Inc.	253,411	14,080
Crane NXT Co.	201,447	12,667
Hillenbrand Inc.	282,249	12,484
Bread Financial Holdings Inc.	200,033	10,918
McGrath RentCorp	99,345	10,911
Trinity Industries Inc.	326,912	10,808
ADT Inc.	1,184,468	9,215
Star Bulk Carriers Corp.	398,306	8,978
Kennametal Inc.	320,817	8,386
Tennant Co.	77,853	8,384
Barnes Group Inc.	188,346	7,598
Greif Inc. Class A	103,322	6,890
H&E Equipment Services Inc.	129,377	6,766
Greenbrier Cos. Inc.	122,755	6,262
Apogee Enterprises Inc.	89,293	6,129
SFL Corp. Ltd. Class B	463,335	5,486
Deluxe Corp.	175,061	4,268
Ardagh Metal Packaging SA	581,273	2,139
TTEC Holdings Inc.	89,383	713
		8,838,211
Real Estate (0.0%)
Newmark Group Inc. Class A	545,808	7,084
Kennedy-Wilson Holdings Inc.	447,130	4,655
		11,739

	Shares	Market Value ($000)
Technology (10.6%)
Broadcom Inc.	18,440,947	2,963,091
QUALCOMM Inc.	4,527,518	819,254
Texas Instruments Inc.	3,690,810	752,224
International Business Machines Corp.	3,399,888	653,254
Intel Corp.	17,281,156	531,223
Analog Devices Inc.	2,009,872	465,044
NXP Semiconductors NV	1,038,720	273,350
Microchip Technology Inc.	2,146,143	190,535
HP Inc.	3,960,450	142,933
Corning Inc.	3,100,552	124,053
NetApp Inc.	834,294	105,939
Hewlett Packard Enterprise Co.	5,251,516	104,558
Seagate Technology Holdings plc	789,939	80,708
Skyworks Solutions Inc.	647,753	73,598
Gen Digital Inc.	2,291,757	59,563
Amdocs Ltd.	459,363	40,180
Avnet Inc.	363,317	19,532
Dun & Bradstreet Holdings Inc.	1,236,777	13,456
Vishay Intertechnology Inc.	512,175	12,451
Clear Secure Inc. Class A	356,206	7,605
Benchmark Electronics Inc.	142,361	6,815
CSG Systems International Inc.	119,136	5,580
Xerox Holdings Corp.	470,633	5,066
Shutterstock Inc.	99,241	4,388
Methode Electronics Inc.	135,697	1,718
		7,456,118
Telecommunications (4.0%)
Cisco Systems Inc.	16,442,291	796,629
Verizon Communications Inc.	17,085,834	692,318
Comcast Corp. Class A	15,780,580	651,265
AT&T Inc.	29,112,134	560,409
Juniper Networks Inc.	1,308,180	49,305
Iridium Communications Inc.	485,478	13,933
Cogent Communications Holdings Inc.	176,150	12,435
Cable One Inc.	22,602	9,343
Telephone & Data Systems Inc.	398,032	8,438
Ubiquiti Inc.	16,738	3,106
		2,797,181
Utilities (6.9%)
NextEra Energy Inc.	8,339,070	637,022
Southern Co.	4,450,323	371,691
Duke Energy Corp.	3,130,498	342,069
Waste Management Inc.	1,625,347	329,393
American Electric Power Co. Inc.	2,137,075	209,690
Sempra	2,567,123	205,524
Dominion Energy Inc.	3,392,328	181,354
Public Service Enterprise Group Inc.	2,020,345	161,163
Exelon Corp.	4,052,963	150,770
Consolidated Edison Inc.	1,403,951	136,913
Xcel Energy Inc.	2,252,893	131,299
Edison International	1,547,203	123,792
American Water Works Co. Inc.	789,193	112,349
Vistra Corp.	1,394,791	110,495
WEC Energy Group Inc.	1,281,028	110,245
DTE Energy Co.	841,647	101,444
Entergy Corp.	862,289	100,000
FirstEnergy Corp.	2,328,926	97,605
Eversource Energy	1,419,751	92,156
PPL Corp.	2,986,966	88,773
Ameren Corp.	1,075,327	85,241
CMS Energy Corp.	1,201,014	77,826
Atmos Energy Corp.	606,256	77,528
CenterPoint Energy Inc.	2,558,956	71,011
NRG Energy Inc.	862,455	64,831
Alliant Energy Corp.	1,044,420	58,132
NiSource Inc.	1,827,082	57,096
Evergy Inc.	903,683	52,414
AES Corp.	2,854,768	50,786

			Shares	Market Value ($000)
		Essential Utilities Inc.	1,010,899	41,093
		Pinnacle West Capital Corp.	463,726	39,690
		OGE Energy Corp.	811,083	31,446
		National Fuel Gas Co.	371,095	21,742
		UGI Corp.	849,530	21,051
		IDACORP Inc.	204,845	20,024
		Portland General Electric Co.	409,136	19,385
		New Jersey Resources Corp.	399,117	18,659
		Southwest Gas Holdings Inc.	246,411	18,274
		Black Hills Corp.	275,048	16,242
		ONE Gas Inc.	228,653	15,921
		PNM Resources Inc.	365,118	15,182
		ALLETE Inc.	232,572	15,001
		Spire Inc.	219,632	14,625
		Northwestern Energy Group Inc.	248,058	13,338
		MGE Energy Inc.	146,860	12,900
		California Water Service Group	232,695	12,440
		American States Water Co.	149,296	12,321
		Avista Corp.	312,013	12,225
		Chesapeake Utilities Corp.	88,054	10,393
		Avangrid Inc.	287,974	10,272
		Clearway Energy Inc. Class C	336,493	8,978
		SJW Group	129,691	7,861
		Northwest Natural Holding Co.	157,215	6,285
		Atlantica Sustainable Infrastructure plc	272,509	6,022
		Clearway Energy Inc. Class A	135,906	3,347
				4,813,329
Total Common Stocks (Cost $53,104,366)				69,768,763
		Coupon
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2,3]	Vanguard Market Liquidity Fund (Cost $179,158)	5.390%	1,791,843	179,166
Total Investments (99.9%) (Cost $53,283,524)				69,947,929
Other Assets and Liabilities—Net (0.1%)				91,239
Net Assets (100%)				70,039,168
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $26,873,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $27,863,000 was received for securities on loan, of which $27,845,000 is held in Vanguard Market Liquidity Fund and $18,000 is held in cash.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2024	389	108,103	64

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Celanese Corp.	1/31/25	CITNA	12,140	(5.331)	572	—
Chevron Corp.	1/31/25	CITNA	32,848	(5.331)	705	—
Clorox Co.	8/30/24	BANA	14,056	(5.331)	—	(530)
International Business Machines Corp.	1/31/25	CITNA	55,344	(5.331)	5,895	—
Paramount Global Class B	8/30/24	BANA	6,192	(5.331)	616	—
US Bancorp	1/31/25	CITNA	32,356	(5.331)	4,477	—
					12,265	(530)
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
At July 31, 2024, the counterparties had deposited in segregated accounts securities with a value of $11,712,000 in connection with open over-the-counter swap contracts.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of July 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	69,768,763	—	—	69,768,763
Temporary Cash Investments	179,166	—	—	179,166
Total	69,947,929	—	—	69,947,929

Derivative Financial Instruments
Assets
Futures Contracts[1]	64	—	—	64
Swap Contracts	—	12,265	—	12,265
Total	64	12,265	—	12,329
Liabilities
Swap Contracts	—	530	—	530
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.